Other Disclosures - Commitments and contingent liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Disclosures
Lease expense	$ 92,000	$ 88,000	$ 102,000
Remaining Obligation Under Leases Payable	53,000
Contractual obligation	$ 2,000